Accrued Liabilities and Other and Other Long-Term Liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 21, 2022	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation, Current		$ 4,788	$ 6,161
Asset Retirement Obligations, Noncurrent		2,923	8,792
Petrojarl Banff FPSO
Asset retirement obligation extinguishment gain (note 6)			33,000
Petrojarl Foinaven FPSO
Asset retirement obligation			$ 7,700
Direct financing lease payments received	$ 11,600	11,600
Asset retirement obligation extinguishment gain (note 6)		$ (638)